November 13, 2013

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Index Trust, Inc. (“Registrant”)

 consisting of the following series:

   T. Rowe Price Extended Equity Market Index Fund

 File Nos.: 033-32859/811-5986

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated November 1, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of a change to the fund’s investment objective and principal investment strategy.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on November 1, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman